Transactions and Balances with Related Parties (Details) € in Thousands	Nov. 25, 2024 EUR (€)	Nov. 25, 2024 ILS (₪)	Jul. 07, 2021 EUR (€)	Jul. 07, 2021 ILS (₪)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 ILS (₪)
Transactions and Balances with Related Parties [Line Items]
Shareholders loans portion					€ 534	₪ 2,001,700
Company’s shareholders					120	465,000
Annual fee	€ 309	₪ 1,200,000
Kanir and Meisaf [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate annual management fee			€ 370	₪ 1,386,000
Conversion amount						₪ 1,541,300
Shareholders loans portion | €					€ 412
Keystone R.P. Holdings and Investments Ltd., [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate annual management fee				1,800,000,000
Kanir And Keystone R P Holdings And Investments Ltd Member
Transactions and Balances with Related Parties [Line Items]
Aggregate annual management fee | €			€ 481
Service percentage	60.00%	60.00%
Kanir [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate annual management fee				660,000
Keystone [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate annual management fee				₪ 1,140,000